Revenue Recognition Revenue Recognition - Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Contract with Customer, Asset, Net	$ 311	$ 147	$ 120
Accounts Receivable, Net	183	20	14
Receivables, net	494	167	134
Casino [Member]
Loans and Leases Receivable Disclosure [Line Items]
Contract with Customer, Asset, Net	173	75	64
Food and Beverage [Member]
Loans and Leases Receivable Disclosure [Line Items]
Contract with Customer, Asset, Net	59	46	34
Entertainment [Member]
Loans and Leases Receivable Disclosure [Line Items]
Contract with Customer, Asset, Net	$ 79	$ 26	$ 22